RELATED PARTY TRANSACTIONS AND BALANCES - Related party balances (Details) ¥ in Thousands, $ in Thousands	Aug. 18, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Due from related parties		¥ 8,262	$ 1,280	¥ 1,277
Due to related parties		¥ 1,220	$ 189	¥ 4,130
Anpai Health Management Consulting Co., Ltd | Share purchase agreement with Dr. Chris Chang Yu
Related Party Transaction [Line Items]
Percentage of equity interest acquired		40.00%	40.00%	40.00%
Anpai Health Management Consulting Co., Ltd | Subsequent event
Related Party Transaction [Line Items]
Percentage of equity interest acquired	60.00%
Anpai Health Management Consulting Co., Ltd | Subsequent event | Share purchase agreement with Dr. Chris Chang Yu
Related Party Transaction [Line Items]
Percentage of equity interest acquired	40.00%
Anpai
Related Party Transaction [Line Items]
Due from related parties		¥ 66	$ 11	¥ 215
Shanghai Yulin
Related Party Transaction [Line Items]
Due from related parties		10	2	13
Shanghai Muqing jiahe
Related Party Transaction [Line Items]
Due from related parties		9	1	9
Anpac Beijing
Related Party Transaction [Line Items]
Due from related parties		1,066	165	200
Anpac Beijing | Subsequent event
Related Party Transaction [Line Items]
Market promotional expenses	¥ 525
Xuedong Du
Related Party Transaction [Line Items]
Due from related parties		124	19	832
Xing Pu
Related Party Transaction [Line Items]
Due from related parties		8	1	8
Rouou Ying
Related Party Transaction [Line Items]
Due from related parties		5	1
Due to related parties				4
Shanghai muqing industrial
Related Party Transaction [Line Items]
Due from related parties		27	4
Due to related parties				68
CRS
Related Party Transaction [Line Items]
Due from related parties		6,947	1,076
Due to related parties				2,802
Zhijun
Related Party Transaction [Line Items]
Due to related parties		55	9	55
Jiangsu Anpac
Related Party Transaction [Line Items]
Due to related parties		279	43	302
Jiaxing Zhijun
Related Party Transaction [Line Items]
Due to related parties		859	133	877
Weidong Dai
Related Party Transaction [Line Items]
Due to related parties		¥ 27	$ 4	¥ 22